Related Party Balances and Transactions - Schedule of Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 198,615	¥ 198,055	¥ 142,780
Impairment	(198,615)	(198,055)	(142,780)
Total
Total	6,022	5,505
Hainan Chenxi [Member]
Related Party Transaction [Line Items]
Revenue provided by related parties	4	229	519
Amounts due from related parties	92,360	92,397	67,750
Zhongzheng Jinniu [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	58,005	57,108	25,030
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	43,100	43,500	50,000
Total	4,620	4,620
Zhuhai Yuanxin [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,000	5,000
Lize Jiaxing [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	150	50
Shuimu online [Member]
Related Party Transaction [Line Items]
Total	1,402	882
Diaobiao Zhonghai [Member]
Related Party Transaction [Line Items]
Total		¥ 3